Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 307	$ 263
Less: accumulated depreciation and amortization		(208)	(180)
Property and equipment, net	$ 84	99	83
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		303	259
Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 4	$ 4